Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash and cash equivalents of continuing operations	$ 859		$ 1,337		$ 1,019
Restricted cash	1		3
Accounts Receivable, Net, Current	2,400		2,454
Intercompany Accounts Receivable, Current	0		0
Inventories	1,013		1,014
Other current assets	567		573
Current assets held for sale	384		371
Total current assets	5,224		5,752
Intercompany Accounts Receivable, Noncurrent	0		0
Property Plant & Equipment, net	3,021	[1]	2,930	[1]	2,615	[1]
Equity Method Investments	98		87
Investments in Subsidiaries	0		0
Intangible assets, net	1,384		1,194
Other long-term assets	508		589
Long-term assets held for sale	511		495
Total long-term assets	5,522		5,295
Total assets	10,746		11,047
Short-term Debt	34		61
Accounts Payable, Current	2,278		2,316
Intercompany Accounts Payable, Current	0		0
Accrued Liabilities	1,221		1,188
Current liabilities held for sale	356		329
Total current liabilities	3,889		3,894
Long-term Debt	2,417		2,351
Intercompany Accounts Payable, Noncurrent	0		0
Pension benefit obligations	1,002		952
Other long-term liabilities	390		376
Long-term liabilities held for sale	35		40
Total long-term liabilities	3,844		3,719
Total liabilities	7,733		7,613
Total Delphi shareholders' equity	2,510		2,911
Noncontrolling interest	503		523
Total shareholders' equity	3,013		3,434		2,830		2,171
Total liabilities and shareholders' equity	10,746		11,047
Reportable Legal Entities | Parent
Cash and cash equivalents of continuing operations	9		7		2
Restricted cash	0		0
Accounts Receivable, Net, Current	0		0
Intercompany Accounts Receivable, Current	88		46
Inventories	0		0
Other current assets	0		1
Current assets held for sale	0		0
Total current assets	97		54
Intercompany Accounts Receivable, Noncurrent	0		0
Property Plant & Equipment, net	0		0
Equity Method Investments	0		0
Investments in Subsidiaries	5,215		4,290
Intangible assets, net	0		0
Other long-term assets	0		0
Long-term assets held for sale	0		0
Total long-term assets	5,215		4,290
Total assets	5,312		4,344
Short-term Debt	0		0
Accounts Payable, Current	2		0
Intercompany Accounts Payable, Current	2,800		1,433
Accrued Liabilities	0		0
Current liabilities held for sale	0		0
Total current liabilities	2,802		1,433
Long-term Debt	0		0
Intercompany Accounts Payable, Noncurrent	0		0
Pension benefit obligations	0		0
Other long-term liabilities	0		0
Long-term liabilities held for sale	0		0
Total long-term liabilities	0		0
Total liabilities	2,802		1,433
Total Delphi shareholders' equity	2,510		2,911
Noncontrolling interest	0		0
Total shareholders' equity	2,510		2,911
Total liabilities and shareholders' equity	5,312		4,344
Reportable Legal Entities | Subsidiary Guarantors
Cash and cash equivalents of continuing operations	1		0		0
Restricted cash	0		0
Accounts Receivable, Net, Current	0		0
Intercompany Accounts Receivable, Current	198		406
Inventories	0		0
Other current assets	0		0
Current assets held for sale	0		0
Total current assets	199		406
Intercompany Accounts Receivable, Noncurrent	775		561
Property Plant & Equipment, net	0		0
Equity Method Investments	0		0
Investments in Subsidiaries	6,071		5,181
Intangible assets, net	0		0
Other long-term assets	0		0
Long-term assets held for sale	0		0
Total long-term assets	6,846		5,742
Total assets	7,045		6,148
Short-term Debt	0		0
Accounts Payable, Current	0		0
Intercompany Accounts Payable, Current	536		575
Accrued Liabilities	0		0
Current liabilities held for sale	0		0
Total current liabilities	536		575
Long-term Debt	0		0
Intercompany Accounts Payable, Noncurrent	1,294		1,283
Pension benefit obligations	0		0
Other long-term liabilities	0		0
Long-term liabilities held for sale	0		0
Total long-term liabilities	1,294		1,283
Total liabilities	1,830		1,858
Total Delphi shareholders' equity	5,215		4,290
Noncontrolling interest	0		0
Total shareholders' equity	5,215		4,290
Total liabilities and shareholders' equity	7,045		6,148
Reportable Legal Entities | Subsidiary Issuer / Guarantor
Cash and cash equivalents of continuing operations	0		0		0
Restricted cash	0		0
Accounts Receivable, Net, Current	0		0
Intercompany Accounts Receivable, Current	1,397		1,123
Inventories	0		0
Other current assets	0		10
Current assets held for sale	0		0
Total current assets	1,397		1,133
Intercompany Accounts Receivable, Noncurrent	947		888
Property Plant & Equipment, net	0		0
Equity Method Investments	0		0
Investments in Subsidiaries	1,644		884
Intangible assets, net	0		0
Other long-term assets	42		43
Long-term assets held for sale	0		0
Total long-term assets	2,633		1,815
Total assets	4,030		2,948
Short-term Debt	0		25
Accounts Payable, Current	0		0
Intercompany Accounts Payable, Current	89		204
Accrued Liabilities	29		23
Current liabilities held for sale	0		0
Total current liabilities	118		252
Long-term Debt	2,398		2,339
Intercompany Accounts Payable, Noncurrent	1,001		571
Pension benefit obligations	0		0
Other long-term liabilities	11		0
Long-term liabilities held for sale	0		0
Total long-term liabilities	3,410		2,910
Total liabilities	3,528		3,162
Total Delphi shareholders' equity	502		(214)
Noncontrolling interest	0		0
Total shareholders' equity	502		(214)
Total liabilities and shareholders' equity	4,030		2,948
Reportable Legal Entities | Non-Guarantor Subsidiaries
Cash and cash equivalents of continuing operations	849		1,330		1,017
Restricted cash	1		3
Accounts Receivable, Net, Current	2,400		2,454
Intercompany Accounts Receivable, Current	2,046		948
Inventories	1,013		1,023
Other current assets	567		569
Current assets held for sale	384		371
Total current assets	7,260		6,698
Intercompany Accounts Receivable, Noncurrent	1,519		1,283
Property Plant & Equipment, net	3,021		2,930
Equity Method Investments	98		87
Investments in Subsidiaries	0		0
Intangible assets, net	1,384		1,194
Other long-term assets	466		544
Long-term assets held for sale	511		495
Total long-term assets	6,999		6,533
Total assets	14,259		13,231
Short-term Debt	34		36
Accounts Payable, Current	2,276		2,316
Intercompany Accounts Payable, Current	303		301
Accrued Liabilities	1,192		1,172
Current liabilities held for sale	356		329
Total current liabilities	4,161		4,154
Long-term Debt	19		12
Intercompany Accounts Payable, Noncurrent	947		888
Pension benefit obligations	1,002		952
Other long-term liabilities	379		376
Long-term liabilities held for sale	35		40
Total long-term liabilities	2,382		2,268
Total liabilities	6,543		6,422
Total Delphi shareholders' equity	7,213		6,286
Noncontrolling interest	503		523
Total shareholders' equity	7,716		6,809
Total liabilities and shareholders' equity	14,259		13,231
Eliminations
Cash and cash equivalents of continuing operations	0		0		0
Restricted cash	0		0
Accounts Receivable, Net, Current	0		0
Intercompany Accounts Receivable, Current	(3,729)		(2,523)
Inventories	0		(9)
Other current assets	0		(7)
Current assets held for sale	0		0
Total current assets	(3,729)		(2,539)
Intercompany Accounts Receivable, Noncurrent	(3,241)		(2,732)
Property Plant & Equipment, net	0		0
Equity Method Investments	0		0
Investments in Subsidiaries	(12,930)		(10,355)
Intangible assets, net	0		0
Other long-term assets	0		2
Long-term assets held for sale	0		0
Total long-term assets	(16,171)		(13,085)
Total assets	(19,900)		(15,624)
Short-term Debt	0		0
Accounts Payable, Current	0		0
Intercompany Accounts Payable, Current	(3,728)		(2,513)
Accrued Liabilities	0		(7)
Current liabilities held for sale	0		0
Total current liabilities	(3,728)		(2,520)
Long-term Debt	0		0
Intercompany Accounts Payable, Noncurrent	(3,242)		(2,742)
Pension benefit obligations	0		0
Other long-term liabilities	0		0
Long-term liabilities held for sale	0		0
Total long-term liabilities	(3,242)		(2,742)
Total liabilities	(6,970)		(5,262)
Total Delphi shareholders' equity	(12,930)		(10,362)
Noncontrolling interest	0		0
Total shareholders' equity	(12,930)		(10,362)
Total liabilities and shareholders' equity	$ (19,900)		$ (15,624)

[1]	Net property data represents property, plant and equipment, net of accumulated depreciation